TAXES ON INCOME (Schedule Of Components Of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (4,610)	$ (14,580)	$ (9,336)
Foreign	(404)	0	0
Loss before taxes	$ (5,014)	$ (14,580)	$ (9,336)